Share Capital (Dividends) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of share capital, reserves and other equity interest [Abstract]
Increase in Share Price	$ 0.01
Increase In Share Price, Second	$ 0.02
Dividends paid, ordinary shares | $		$ 25.6	$ 23.9